Exhibit 99.02

Client Name:	Bank of America Corporation
Client Project Name:	OBX 2022-INV2
Start - End Dates:	5/2021 - 11/2021
Deal Loan Count:	83

Conditions Report 2.0

Loans in Report:	83
Loans with Conditions:	78

0 - Total Active Conditions

211 - Total Satisfied Conditions

171 - Credit Review Scope
6 - Category: Ability to Repay/Qualified Mortgage
1 - Category: Application
4 - Category: Assets
4 - Category: Credit/Mtg History
12 - Category: DTI
107 - Category: HMDA
14 - Category: Income/Employment
6 - Category: Insurance
7 - Category: Legal Documents
10 - Category: Terms/Guidelines
29 - Property Valuations Review Scope
23 - Category: Appraisal
2 - Category: FEMA
2 - Category: Property
2 - Category: Value
11 - Compliance Review Scope
4 - Category: Ability to Repay/Qualified Mortgage
2 - Category: Compliance Manual
2 - Category: RESPA
3 - Category: TILA/RESPA Integrated Disclosure
3 - Total Waived Conditions

1 - Credit Review Scope
1 - Category: Insurance
1 - Property Valuations Review Scope
1 - Category: Appraisal
1 - Compliance Review Scope
1 - Category: RESPA

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